Subsequent events - Databook (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2021 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Subsequent events
Impairment of intangible assets, goodwill, and other assets		$ 36,583	¥ 254,683
Databook
Subsequent events
Impairment of intangible assets, goodwill, and other assets			254,700
Reversed revenues of advertising, marketing and other services			30,000
Penalties			30,000
Accrued current income tax expenses			10,000
Net assets			¥ 22,300
Subsequent events | Databook
Subsequent events
Confiscation of gains	¥ 30,000
Fine on confiscation of gains	30,000
Payment of confiscation of gains and fine on confiscation of gains	¥ 60,000